Operating Expenses - Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	$ 34,800,716	$ 18,963,229	$ 58,046,172	$ 36,896,073	$ 79,306,618	$ 66,418,918	$ 59,764,117
Technology and Development Total	19,140,449	15,000,146	36,065,341	29,890,228	63,840,463	52,156,468	46,773,114
Marketing and Branding Total	30,300,834	33,182,512	53,291,872	67,196,577	138,721,231	152,258,002	140,280,587
General and Administrative Total	50,976,724	31,615,955	84,597,444	63,524,796	122,714,628	95,789,803	72,960,209
Clearing and Operation Cost [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	22,489,442	12,565,945	37,267,389	24,240,577	52,722,425	43,833,078	39,490,080
Market and Data Fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	5,271,994	3,738,722	10,340,088	7,474,045	16,056,015	12,720,971	11,631,838
Handling Charge Expense [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	7,039,280	2,658,562	10,438,695	5,181,451	10,528,178	9,864,869	8,642,199
Employee Compensation Benefits [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	13,602,455	9,991,185	24,819,003	19,895,969	43,399,693	35,111,616	34,381,625
Marketing and Branding Total	3,235,499	1,559,500	4,261,882	3,006,347	6,550,318	4,849,661	7,496,242
General and Administrative Total	38,057,910	19,479,962	61,044,723	40,626,381	77,187,479	61,466,048	45,543,590
Cloud Service Fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	3,513,522	3,273,670	6,921,435	6,641,153	13,280,129	11,806,489	8,928,904
System Costs [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	2,024,472	1,735,291	4,324,903	3,353,106	7,160,641	5,238,363	3,462,585
Advertising and Promotions [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Marketing and Branding Total	22,237,232	27,849,187	40,441,568	55,605,445	108,190,912	92,182,380	92,412,497
Free Stock Promotions [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Marketing and Branding Total	4,828,103	3,773,825	8,588,422	8,584,785	23,980,001	55,225,961	40,371,848
Compliance Fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	1,824,891	4,453,301	3,319,827	7,229,836	11,212,942	8,740,324	7,457,835
Office Related [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	5,805,943	4,273,848	11,133,823	8,046,280	14,677,995	10,078,418	6,607,901
Professional Services [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	3,324,013	2,417,355	5,776,021	5,483,598	10,586,397	9,966,117	8,939,260
Depreciation and Amortization of Right-of-Use Assets [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	1,371,063	777,680	2,153,929	1,702,140	6,669,419	4,675,664	3,500,581
Other [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	$ 592,904	$ 213,809	$ 1,169,121	$ 436,561	$ 2,380,396	$ 863,232	$ 911,042